CONTINGENCIES	12 Months Ended
Jun. 30, 2020
Contingencies [abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]

26 CONTINGENCIES

SIGNIFICANT ACCOUNTING JUDGEMENTS

The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group. Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

ACCOUNTING POLICIES

Contingent liabilities

A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed by the occurrence or non-occurrence of uncertain future events that are not wholly within the control of the entity. Contingent assets are not recognised, but they are disclosed when it is more likely than not that an inflow of benefits will occur. However, when the inflow of benefits is virtually certain an asset is recognised in the statement of financial position, because that asset is no longer considered to be contingent.

26.1 CONTINGENT LIABILITY FOR OCCUPATIONAL LUNG DISEASES

On May 3, 2018, former mineworkers and dependents of deceased mineworkers (“Applicants”) and Anglo American South Africa Limited, AngloGold Ashanti Limited, Sibanye Gold Limited trading as Sibanye-Stillwater, Harmony Gold Mining Company Limited, Gold Fields Limited, African Rainbow Minerals Limited and certain of their affiliates (“Settling Companies”) settled the class certification application in which the Applicants in each sought to certify class actions against gold mining houses cited therein on behalf of mineworkers who had worked for any of the particular respondents and who suffer from any occupational lung disease, including silicosis or tuberculosis.

The DRDGOLD Respondents, comprising DRDGOLD Limited and East Rand Proprietary Mines Limited, are not a party to the settlement between the Applicants and Settling Companies. The settlement agreement is not binding on the DRDGOLD Respondents. The dispute, insofar as the class certification application and appeal thereof is concerned, still stands and has not terminated in light of the settlement agreement.

DRDGOLD maintains the view that it is too early to consider settlement of the matter, mainly for the following reasons:

• the Applicants have as yet not issued and served a summons (claim) in the matter;

• there is no indication of the number of potential claimants that may join the class action against the DRDGOLD Respondents;

• many principles upon which legal responsibility is founded, are required to be substantially developed by the trial court (and possibly subsequent courts of appeal) to establish liability on the bases alleged by the applicants.

In light of the above there is inadequate information to determine if a sufficient legal and factual basis exists to establish liability, and to quantify such potential liability.

26.2 CONTINGENT LIABILITY FOR ENVIRONMENTAL REHABILITATION

Mine residue deposits may have a potential pollution impact on ground water through seepage. The Group has taken certain preventative actions as well as remedial actions in an attempt to minimise the Group’s exposure and environmental contamination.

The flooding of the western and central basins has the potential to cause pollution due to Acid Mine Drainage (“AMD”) contaminating the ground water. The government has appointed Trans-Caledon Tunnel Authority (“TCTA”) to construct a partial treatment plant to prevent the ground water being contaminated. TCTA completed the construction of the neutralisation plant for the Central Basin and commenced treatment during July 2014. As part of the heads of agreement signed in December 2012 between EMO, Ergo, ERPM and TCTA, sludge emanating from this plant since August 2014 has been co-disposed onto the Brakpan Tailings Storage facility. Partially treated water has been discharged by TCTA into the Elsburg Spruit.

This agreement includes the granting of access to the underground water basin through one of ERPM’s shafts and the rental of a site onto which it constructed its neutralisation plant. In exchange, Ergo and its associate companies including ERPM have a setoff against any future directives to make any contribution toward costs or capital of up to R250 million. Through this agreement, Ergo also secured the right to purchase up to 30 Ml of partially treated AMD from TCTA at cost, to reduce Ergo’s reliance on potable water for mining and processing purposes.

While the heads of agreement should not be seen as an unqualified endorsement of the state’s AMD solution, and do not affect our right to either challenge future directives or to implement our own initiatives should it become necessary, it is an encouraging development.

In view of the limitation of current information for the accurate estimation of a potential liability, no reliable estimate can be made for the possible obligation.

26.3 CONTINGENCIES REGARDING EKURHULENI METROPOLITAN MUNICIPALITY ELECTRICITY TARIFF DISPUTE

Refer note 24 PAYMENTS MADE UNDER PROTEST for a full description of the matter.

Contingent liability

The Municipality has issued two summonses for the recovery of arrears it alleges it is owed amounting to R74.0 million and R31.6 million, respectively. The group supported by the external legal team is confident that there is a high probability that Ergo will be successful in defending the Summonses. Therefore, there is no present obligation as a result of a past event to pay the amounts claimed by the Municipality.

Contingent asset

Ergo instituted a counterclaim against the Municipality for the recovery of the surcharges which were erroneously paid to the Municipality in the bona fide belief that they were due and payable prior to the Main Application of approximately R43 million (these surcharges were expensed for accounting purposes).